UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 95.6%
Consumer Discretionary 12.2%
Auto Components 2.3%
Visteon Corp.*	85,801	7,951,179
Diversified Consumer Services 0.2%
Houghton Mifflin Harcourt Co.*	80,018	884,199
Leisure Products 1.4%
Polaris Industries, Inc. (a)	56,500	4,814,365
Media 5.5%
Scripps Networks Interactive, Inc. "A"	108,200	8,739,314
TEGNA, Inc.	411,929	10,557,740
		19,297,054
Specialty Retail 1.4%
Staples, Inc.	537,700	4,833,923
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc. (a)	236,472	4,731,805
Consumer Staples 6.4%
Food Products 5.5%
Conagra Brands, Inc.	184,024	7,583,629
Lamb Weston Holdings, Inc.	135,441	5,307,933
Pinnacle Foods, Inc.	106,500	6,084,345
		18,975,907
Household Products 0.9%
Energizer Holdings, Inc.	59,700	3,275,142
Energy 7.3%
Energy Equipment & Services 0.5%
TechnipFMC PLC*	54,100	1,748,512
Oil, Gas & Consumable Fuels 6.8%
Cimarex Energy Co.	72,982	9,175,297
Noble Energy, Inc.	195,300	7,110,873
QEP Resources, Inc.*	532,280	7,324,173
		23,610,343
Financials 20.2%
Banks 4.9%
First Republic Bank	90,045	8,448,922
KeyCorp	462,459	8,680,356
		17,129,278
Capital Markets 2.5%
Lazard Ltd. "A"	205,851	8,863,944
Consumer Finance 2.5%
Synchrony Financial	238,653	8,648,785
Insurance 10.3%
Axis Capital Holdings Ltd.	134,441	9,316,761
CNO Financial Group, Inc.	414,022	8,657,200
Hartford Financial Services Group, Inc.	193,403	9,455,473
Reinsurance Group of America, Inc.	64,187	8,348,161
		35,777,595
Health Care 4.2%
Health Care Providers & Services 3.4%
HealthSouth Corp.	194,613	8,236,022
MEDNAX, Inc.*	53,000	3,773,070
		12,009,092
Life Sciences Tools & Services 0.8%
PerkinElmer, Inc.	50,489	2,739,533
Industrials 11.2%
Aerospace & Defense 0.5%
BWX Technologies, Inc.	33,214	1,542,458
Commercial Services & Supplies 1.6%
Pitney Bowes, Inc.	411,930	5,618,725
Machinery 6.5%
Crane Co.	127,870	9,243,722
Snap-on, Inc.	36,669	6,221,629
Stanley Black & Decker, Inc.	57,483	7,308,964
		22,774,315
Trading Companies & Distributors 2.6%
AerCap Holdings NV*	200,197	9,068,924
Information Technology 11.9%
Communications Equipment 3.0%
Harris Corp.	96,918	10,651,288
Electronic Equipment, Instruments & Components 4.0%
Dolby Laboratories, Inc. "A"	95,483	4,668,164
Keysight Technologies, Inc.*	243,628	9,160,413
		13,828,577
IT Services 1.8%
Convergys Corp.	289,024	6,323,845
Software 1.8%
CA, Inc.	193,000	6,228,110
Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	106,600	4,459,078
Materials 6.8%
Chemicals
Ashland Global Holdings, Inc.	67,516	8,146,481
Celanese Corp. "A"	110,160	9,822,967
CF Industries Holdings, Inc.	186,400	5,856,688
		23,826,136
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc. (REIT)	355,800	8,304,372
Gaming and Leisure Properties, Inc. (REIT)	282,218	9,030,976
Highwoods Properties, Inc. (REIT)	41,900	2,199,331
Physicians Realty Trust (REIT)	464,941	9,261,625
		28,796,304
Utilities 7.1%
Electric Utilities 2.1%
Eversource Energy	125,532	7,363,707
Multi-Utilities 5.0%
DTE Energy Co.	86,200	8,738,956
WEC Energy Group, Inc.	140,283	8,454,856
		17,193,812
Total Common Stocks (Cost $281,783,559)		332,965,935
Securities Lending Collateral 2.9%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.48% (b) (c) (Cost $9,903,741)	9,903,741	9,903,741
Cash Equivalents 4.4%
Deutsche Central Cash Management Government Fund, 0.56% (b) (Cost $15,251,820)	15,251,820	15,251,820
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $306,939,120) †	102.9	358,121,496
Other Assets and Liabilities, Net	(2.9)	(9,963,236)
Net Assets	100.0	348,158,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $307,176,045. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $50,945,451. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,023,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,078,140.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $9,450,563, which is 2.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$332,965,935	$—	$—	$332,965,935
Short-Term Investments (d)	25,155,561	—	—	25,155,561
Total	$358,121,496	$—	$—	$358,121,496

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017